Benefit Plans - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan Disclosure [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Shares Purchased for Award	354,551
Share-based Compensation Arrangement by Share-based Payment Award, Per Share Weighted Average Price of Shares Purchased	$ 9.64
Stockholders' Equity, Period Increase (Decrease)	$ 3,400,000
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 280,000	$ 280,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	369,711	407,268	333,790
Employer contribution	$ 421,000	$ 406,000
Accumulated benefit obligation for the defined benefit pension plan	3,840,000	4,375,000
Present value Of Defined Benefit Future Plan	424,000
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	4,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	4,226,000
Defined benefit postretirement life insurance
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,600,000	$ 1,500,000
Employer contribution	$ 465,000